Time Charter, Voyage and Port Terminal Expenses (Tables)	12 Months Ended
Dec. 31, 2016
TIME CHARTER, VOYAGE AND PORT TERMINAL EXPENSES [Abstract]
Time charter, voyage and port terminal expenses

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Fuel	$ 11,839	$ 13,901	$ 27,185
Time charter	1,521	1,307	2,468
Ports payroll and related costs	6,304	5,657	5,305
Docking expenses	3,287	3,299	2,819
Maritime and regulatory fees	610	909	1,156
Towing expenses	2,297	1,612	2,353
Other expenses	6,281	6,879	6,367

Total	$ 32,139	$ 33,564	$ 47,653